Note 10 - Cash-settled Share-based Payments (Details Textual)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 GBP (£)
Statement Line Items [Line Items]
Liabilities from share-based payment transactions		$ 31,000		$ 31,000		$ 16,000
Weighted average fair value at measurement date, other equity instruments granted | £							£ 7.44
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		762,000	$ 9,000	$ 946,000	$ 370,000
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments				3
Weighted average fair value at measurement date, other equity instruments granted		17.32		$ 17.32		5.85
Restricted stock units (RSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, other equity instruments granted						5.79
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments				3
Liabilities from share-based payment transactions		1,426,000		$ 1,426,000		$ 524,000
Value of other equity instruments exercised or vested in share-based payment arrangement, share capital				216,000
Weighted average fair value at measurement date, other equity instruments granted		17.32		$ 17.32
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance probability				93.00%		93.00%
Weighted average fair value at measurement date, other equity instruments granted						$ 5.49
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance probability				100.00%		100.00%
Cash-settled awards [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments	3
Liabilities from share-based payment transactions		$ 191,000	$ 70,000	$ 191,000	70,000
Number of other equity instruments granted in share-based payment arrangement	52,282
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets				$ 19,000	$ 26,000